Segment information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Segment Information

The following tables present the Company’s segment information for the six month periods ended June 30, 2018 and 2017. While depreciation and amortization is allocated to operating segments based on operational measures such as relative headcount and IT investment, property and equipment is not allocated to operating segments, and the Company does not report the assets by segment as this information is not regularly provided to its chief operating decision makers.

	Six-month period ended June 30, 2018
	Air	Packages, Hotels and Other travel products	Unallocated	Total
Third-party revenue	114,055	162,797	—	276,852
Adjusted EBITDA	17,309	21,503	444	39,256
Depreciation and amortization	(2,026)	(1,991)	(2,563)	(6,580)
Stock-based compensation	—	—	(2,249)	(2,249)
Operating income / (loss)	15,283	19,512	(4,368)	30,427
Financial income	—	—	—	2,972
Financial expense	—	—	—	(11,095)
Income before income tax	—	—	—	22,304
Income tax expense	—	—	—	(4,706)
Net income	—	—	—	17,598

	Six-month period ended June 30, 2017
	Air	Packages, Hotels and other travel products	Unallocated	Total
Third-party revenue	116,653	131,808	—	248,461
Adjusted EBITDA	27,873	18,043	(4,689)	41,227
Depreciation and amortization	(1,340)	(1,874)	(3,047)	(6,261)
Stock-based compensation	—	—	(2,106)	(2,106)
Operating income / (loss)	26,533	16,169	(9,842)	32,860
Financial income	—	—	—	915
Financial expense	—	—	—	(8,682)
Income before income tax	—	—	—	25,093
Income tax expense	—	—	—	(6,292)
Net income				18,801